Retirement plans liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of net defined benefit liability (asset)
Changes in the period

	2024	2023

As of January, 1	56,409,075	45,733,815
Contributions received	4,998,049	3,333,361
Transfer with third party plans	3,830,602	5,562,491
Withdraws	(3,964,150)	(3,847,214)
Claims paid	—	(210)
Other provisions (Constitution/Reversion)	151,140	9,185
Monetary correction and interest income	4,799,671	5,617,647
As of December, 31	66,224,387	56,409,075